WBI BullBear Quality 3000 ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 94.8%
	Capital Goods - 10.0%
35,505	BWX Technologies, Inc.	$1,999,287
2,556	Lockheed Martin Corp.	979,664
23,453	Toro Company	1,968,879

		4,947,830

	Commercial & Professional Services - 2.8%
4,213	Cintas Corp.	1,402,213

	Consumer Durables & Apparel - 10.7%
137,130	Hanesbrands, Inc.	2,159,798
12,271	Lennar Corp.	1,002,295
45,839	PulteGroup, Inc.	2,121,887

		5,283,980

	Food & Staples Retailing - 4.3%
15,188	Walmart, Inc.	2,124,953

	Food, Beverage & Tobacco - 4.0%
17,265	J.M. Smucker Company	1,994,453

	Health Care Equipment & Services - 4.9%
24,954	AmerisourceBergen Corp.	2,418,542

	Household & Personal Products - 8.9%
22,932	Church & Dwight Company, Inc.	2,148,958
16,064	Procter & Gamble Company	2,232,735

		4,381,693

	Insurance - 4.2%
17,242	Assurant, Inc.	2,091,627

	Materials - 4.0%
2,815	Sherwin-Williams Company	1,961,323

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
4,121	Amgen, Inc.	1,047,393
27,376	Pfizer, Inc.	1,004,699

		2,052,092

	Retailing - 9.2%
22,075	Best Buy Company, Inc.	2,456,727
6,265	Lowe’s Companies, Inc.	1,039,113
6,858	Target Corp.	1,079,586

		4,575,426

	Software & Services - 12.3%
4,077	Adobe Systems, Inc.*	1,999,483
33,658	Oracle Corp.	2,009,382
1,080	Shopify, Inc. (c)*	1,104,808
4,912	Visa, Inc. - Class A +	982,253

		6,095,926

	Technology Hardware & Equipment - 3.9%
39,409	Seagate Technology PLC (c)	1,941,681

	Transportation - 10.6%
24,335	Expeditors International of Washington, Inc.	2,202,804
5,236	Union Pacific Corp.	1,030,812
11,951	United Parcel Service, Inc. - Class B	1,991,395

		5,225,011

	Utilities - 0.8%
12,673	UGI Corp.	417,955

	TOTAL COMMON STOCKS (Cost $46,647,064)	46,914,705

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 23.3%
11,517,716	U.S. Bank Money Market Deposit Account, 0.02%	11,517,716

	TOTAL SHORT TERM INVESTMENTS (Cost $11,517,716)	11,517,716

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%
949,531	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (a)(b)	949,531

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $949,531)	949,531

	TOTAL INVESTMENTS - 120.0% (Cost $59,114,311)	59,381,952
	Liabilities in Excess of Other Assets - (20.0)%	(9,885,059)

	NET ASSETS - 100.0%	$49,496,893

*	Non-income producing security.
+	All or portion of this security is on loan as of September 30, 2020. Total value of securities on loan is $930,587.

PLC Public Limited Company

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland 3.92%, Canada: 2.23%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.